Revenue - Schedule of Contract Balances (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Contracts With Customers Balances [Abstract]
Receivables, which are included in ‘Trade and other receivables’	$ 83,116	$ 61,699
Contract assets	253
Contract liabilities	93,366	75,369
Non-current	408	163
Current	92,958	75,206
Total contract liabilities	$ 93,366	$ 75,369